LIABILITIES TO BANKS AND OTHERS (Details 1) (Bank Loan Obligations [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Bank Loan Obligations [Member]
First year (current maturities)	$ 26,127	$ 24,050
Second year	31,512	22,829
Third year	28,393	16,860
Fourth year	22,631	13,116
Fifth year and thereafter	25,666	9,642
Total	$ 134,329	$ 86,497